GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Schedule of goodwill

	December 31,
	2020	2021
	RMB	RMB

Cost	16,481	16,455
Less: Accumulated impairment losses	(7,861)	(7,861)
	8,620	8,594

Schedule of goodwill allocated to cash-generating units

		December 31,
		2020	2021
	PRINCIPAL ACTIVITIES	RMB	RMB

Sinopec Zhenhai Refining and Chemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Shanghai SECCO Petrochemical Company Limited ("Shanghai SECCO")	Production and sale of petrochemical products	2,541	2,541
Sinopec Beijing Yanshan Petrochemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	1,004	1,004
Other units without individually significant goodwill		1,032	1,006
		8,620	8,594